UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Prime Money Market Fund
June 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--14.4%	Principal Amount ($)	Value ($)

Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.48%, 7/11/08	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
2.45%, 7/10/08	25,000,000 a	25,000,000
Mizuho Corporate Bank (Yankee)
2.48%, 7/9/08	25,000,000	25,000,000
Natixis (Yankee)
2.47%, 7/7/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $100,000,000)		100,000,000
Commercial Paper--32.4%

Amsterdam Funding Corp.
2.58%, 7/7/08	25,000,000 a	24,989,291
Atlantic Asset Securitization LLC
2.61%, 7/21/08	25,000,000 a	24,963,889
CIESCO LLC
2.51%, 7/11/08	25,000,000 a	24,982,639
Citigroup Funding Inc.
4.21%, 7/10/08	50,000,000	49,948,437
Dresdner U.S. Finance Inc.
2.55%, 7/11/08	25,000,000	24,982,361
Gemini Securitization Corp., LLC
2.58%, 7/7/08	25,000,000 a	24,989,292
Swedbank (ForeningsSparbanken AB)
2.44%, 7/10/08	25,000,000	24,984,750
Windmill Funding Corp.
2.58%, 7/7/08	25,000,000 a	24,989,292
Total Commercial Paper
(cost $224,829,951)		224,829,951
Corporate Note--5.8%

Wells Fargo & Co.
2.51%, 7/4/08
(cost $40,000,000)	40,000,000 [b]	40,000,000
Time Deposits--13.0%

Commerzbank AG (Grand Cayman)
2.25%, 7/1/08	30,000,000	30,000,000
Landesbank Baden-Wurttemberg (Grand Cayman)
2.63%, 7/1/08	30,000,000	30,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
2.38%, 7/1/08	30,000,000	30,000,000
Total Time Deposits
(cost $90,000,000)		90,000,000
Repurchase Agreements--34.5%

Banc of America Securities LLC
2.50%-2.65%, dated 6/30/08, due 7/1/08 in the amount

of $50,003,576 (fully collateralized by $35,109,901
Corporate Bonds, 7.70%-9.375%, due 11/1/14-4/15/16,
value $26,250,000 and $44,806,203 Federal National
Mortgage Association, 5%, due 3/1/34, value
$25,500,000)	50,000,000	50,000,000
Barclays Financial LLC
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,840 (fully collateralized by $25,358,403
Corporate Bonds, 5.625%, due 3/14/11, value
$25,750,000)	25,000,000	25,000,000
BNP Paribas
2.60%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,806 (fully collateralized by $25,715,661
Corporate Bonds, 5.875%, due 5/2/13-1/14/38, value
$25,522,162)	25,000,000	25,000,000
Credit Suisse (USA) Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,840 (fully collateralized by $27,710,000
Corporate Bonds, 5%, due 5/1/37, value $25,500,428)	25,000,000	25,000,000
Deutsche Bank Securities
2.62%, dated 6/30/08 due 7/1/08 in the amount of
$25,001,819 (fully collateralized by $330,726,141
Corporate Bonds, 2.468%-6.68%, due 12/25/34-12/12/49,
value $25,750,000)	25,000,000	25,000,000
J.P. Morgan Chase & Co.
2.62%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,819 (fully collateralized by $27,510,000
Corporate Bonds, 7.09%, due 12/19/11, value
$25,753,984)	25,000,000	25,000,000
Lehman Brothers Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$15,001,104 (fully collateralized by $15,455,000
Corporate Bonds, 5.50%, due 6/1/38, value $15,300,101)	15,000,000	15,000,000
Merrill Lynch & Co. Inc.
2.65%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,840 (fully collateralized by $29,980,000
Corporate Bonds, 5.40%, due 12/1/15, value
$25,751,320)	25,000,000	25,000,000
UBS Securities LLC
2.63%, dated 6/30/08, due 7/1/08 in the amount of
$25,001,826 (fully collateralized by $26,155,000
Corporate Bonds, 5.80%-6.05%, due 9/30/16-12/4/17,
value $25,750,729)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $240,000,000)		240,000,000
Total Investments (cost $694,829,951)	100.1%	694,829,951
Liabilities, Less Cash and Receivables	(.1%)	(906,726)
Net Assets	100.0%	693,923,225

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $149,914,403 or 21.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	694,829,951

Level 3 - Significant Unobservable Inputs	0

Total	694,829,951

STATEMENT OF INVESTMENTS
Dreyfus Premier Alpha Growth Fund
June 30, 2008 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Consumer Discretionary--12.0%
Coach	226,100 a	6,529,768
Crocs	52,700 a,b	422,127
Darden Restaurants	60,100 b	1,919,594
Guess?	136,700 b	5,119,415
Liberty Global, Cl. A	204,900 a	6,440,007
Newell Rubbermaid	543,200	9,120,328
Omnicom Group	5,400	242,352
Snap-On	31,600	1,643,516
Time Warner	259,688	3,843,383
Walt Disney	277,800	8,667,360
Wyndham Worldwide	351,900 b	6,302,529
		50,250,379
Consumer Staples--7.2%
Avon Products	178,900	6,443,978
Bare Escentuals	334,900 a,b	6,272,677
ConAgra Foods	97,100	1,872,088
Safeway	133,500	3,811,425
Sara Lee	432,600	5,299,350
Wal-Mart Stores	67,200	3,776,640
Walgreen	86,500	2,812,115
		30,288,273
Energy--15.7%
Exxon Mobil	104,100	9,174,333
Murphy Oil	87,500 b	8,579,375
National Oilwell Varco	135,800 a	12,048,176
Noble Energy	65,000	6,536,400
Occidental Petroleum	76,200	6,847,332
Quicksilver Resources	71,200 a	2,751,168
Smith International	139,112	11,565,772
Transocean	54,126 a,b	8,248,261
		65,750,817
Financial--5.1%
American International Group	269,000	7,117,740
Charles Schwab	367,345	7,545,266
NYSE Euronext	130,900	6,631,394
		21,294,400
Health Care--15.7%
Baxter International	205,000	13,107,700
Bristol-Myers Squibb	675,200	13,861,856
Celgene	35,800 a	2,286,546
Forest Laboratories	76,497 a	2,657,506
Genzyme	26,000 a	1,872,520
Medtronic	246,900	12,777,075
Merck & Co.	74,500	2,807,905
Pfizer	263,400	4,601,598
St. Jude Medical	145,600 a	5,952,128
UnitedHealth Group	9,700	254,625
WellCare Health Plans	158,300 a	5,722,545
		65,902,004
Industrial--11.2%
Boeing	185,300	12,177,916
Cooper Industries, Cl. A	230,700	9,112,650
Manpower	99,000	5,765,760

Northrop Grumman	51,000	3,411,900
Precision Castparts	116,841	11,259,967
Tyco International	66,400	2,658,656
United Parcel Service, Cl. B	40,800	2,507,976
		46,894,825
Information Technology--24.9%
Adobe Systems	255,700 a	10,072,023
Apple	32,179 a	5,388,052
Automatic Data Processing	261,300	10,948,470
BMC Software	230,800 a	8,308,800
CA	386,600	8,926,594
Ciena	205,000 a,b	4,749,850
Cisco Systems	27,905 a	649,070
Hewlett-Packard	441,425	19,515,399
Intel	133,200	2,861,136
MEMC Electronic Materials	132,600 a	8,160,204
Microsoft	624,234	17,172,677
Nortel Networks	22,445 a	184,498
Seagate Technology	221,900	4,244,947
Sun Microsystems	171,700 a,b	1,868,096
WebMD Health, Cl. A	48,300 a,b	1,347,570
		104,397,386
Materials--6.7%
Airgas	56,800	3,316,552
Monsanto	117,900	14,907,276
PPG Industries	171,500	9,838,955
		28,062,783
Telecommunication Services--1.3%
AT & T	166,800	5,619,492
Total Common Stocks
(cost $444,586,117)		418,460,359

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,345,000)	2,345,000 [c]	2,345,000

Investment of Cash Collateral for
Securities Loaned--8.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $34,644,405)	34,644,405 [c]	34,644,405

Total Investments (cost $481,575,522)	108.7%	455,449,764
Liabilities, Less Cash and Receivables	(8.7%)	(36,590,055)
Net Assets	100.0%	418,859,709

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund's securities on loan is
$33,203,662 and the total market value of the collateral held by the fund is $34,644,405.
c	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $481,575,522.
Net unrealized depreciation on investments was $26,125,758 of which $31,989,909 related to appreciated investment securities and $58,115,667 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	455,449,764	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	455,449,764	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Intrinsic Value Fund
June 30, 2008 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Consumer Discretionary--7.7%
Centex	8,290a	110,837
E.W. Scripps, Cl. A	10,360	430,354
Gap	26,450	440,921
Johnson Controls	11,940	342,439
Lowe's Cos.	19,300	400,475
McDonald's	8,040	452,009
News, Cl. A	84,350	1,268,624
NVR	580b	290,046
Omnicom Group	23,090	1,036,279
Ross Stores	23,330	828,682
Time Warner	31,890	471,972
TJX Cos.	15,040	473,309
Toll Brothers	16,100a,b	301,553
		6,847,500
Consumer Staples--9.1%
Coca-Cola	8,550	444,429
CVS Caremark	33,420	1,322,429
Dean Foods	43,030b	844,249
Estee Lauder, Cl. A	15,640a	726,478
Kraft Foods, Cl. A	36,890	1,049,520
Molson Coors Brewing, Cl. B	17,050a	926,326
Philip Morris International	27,760	1,371,066
Smithfield Foods	20,860b	414,697
Wal-Mart Stores	16,900	949,780
		8,048,974
Energy--17.6%
Ameriprise Financial	10,150	412,800
Anadarko Petroleum	6,260	468,498
Cameron International	23,370b	1,293,529
Chesapeake Energy	28,120	1,854,795
Chevron	31,330	3,105,743
Devon Energy	15,400	1,850,464
El Paso	31,870a	692,854
EOG Resources	3,530	463,136
Hess	3,800	479,522
Marathon Oil	17,550	910,318
Occidental Petroleum	10,630	955,212
Schlumberger	12,400	1,332,132
XTO Energy	26,310	1,802,498
		15,621,501
Financial--23.1%
AON	10,340	475,020
Astoria Financial	28,120	564,650
Capital One Financial	9,270a	352,353
Chubb	17,990	881,690
Citigroup	72,623	1,217,161
Federal National Mortgage
Association	35,320	689,093
Fidelity National Financial, Cl. A	19,420	244,692
First American	6,070	160,248
Franklin Resources	5,040	461,916
Freddie Mac	20,460	335,544

Genworth Financial, Cl. A	19,220	342,308
Goldman Sachs Group	11,270	1,971,123
Invesco	31,370	752,253
JPMorgan Chase & Co.	97,390	3,341,451
Lincoln National	12,670	574,204
MetLife	19,130	1,009,490
Moody's	28,630 a	986,017
Morgan Stanley	13,880	500,652
Northern Trust	15,030	1,030,607
People's United Financial	26,300	410,280
PNC Financial Services Group	19,540	1,115,734
Principal Financial Group	10,050 a	421,798
State Street	13,500	863,865
TD Ameritrade Holding	24,850 b	449,537
U.S. Bancorp	31,590	881,045
Wachovia	31,920 a	495,718
		20,528,449
Health Care--9.4%
Abbott Laboratories	31,090	1,646,837
Amgen	14,110 a,b	665,428
Baxter International	7,690	491,699
Covidien	10,560	505,718
Merck & Co.	20,970	790,359
Schering-Plough	35,960	708,052
Thermo Fisher Scientific	16,460 b	917,316
Wyeth	54,380	2,608,065
		8,333,474
Index--.5%
iShares Russell 1000 Value Index
Fund	6,450	445,373

Industrial--9.3%
Dover	14,170	685,403
Eaton	13,670	1,161,540
Emerson Electric	18,120	896,034
General Electric	56,920	1,519,195
Honeywell International	16,930	851,240
Lockheed Martin	8,910	879,061
Raytheon	10,620	597,694
Union Pacific	9,090	686,295
Waste Management	27,250	1,027,598
		8,304,060
Information Technology--5.6%
Accenture, Cl. A	11,500	468,280
BMC Software	14,000 b	504,000
Hewlett-Packard	10,270	454,037
Intel	32,370	695,308
McAfee	13,120 b	446,474
Microsoft	15,720	432,457
NCR	31,020 b	781,704
QUALCOMM	15,380	682,411
Tyco Electronics	13,310	476,764
		4,941,435
Materials--3.6%
Air Products & Chemicals	5,050	499,243
Celanese, Ser. A	16,100	735,126
Dow Chemical	11,110	387,850
Freeport-McMoRan Copper & Gold	8,080	946,895
Pactiv	20,770 b	440,947

Smurfit-Stone Container	46,710 b	190,110
		3,200,171
Telecommunication Services--3.0%
AT & T	64,810	2,183,449
Sprint Nextel	53,330	506,635
		2,690,084
Utilities--9.9%
Constellation Energy Group	9,370	769,277
Entergy	12,400	1,493,952
Exelon	16,960	1,525,722
FPL Group	9,900	649,242
NRG Energy	22,530 a,b	966,537
Public Service Enterprise Group	10,900	500,637
Questar	28,320	2,011,853
Southern	24,820	866,714
		8,783,934
Total Common Stocks
(cost $91,631,901)		87,744,955

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,250,000)	1,250,000 [c]	1,250,000

Investment of Cash Collateral for
Securities Loaned--5.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,818,308)	4,818,308 [c]	4,818,308

Total Investments (cost $97,700,209)	105.6%	93,813,263
Liabilities, Less Cash and Receivables	(5.6%)	(5,001,889)
Net Assets	100.0%	88,811,374

a	All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund's securities on loan is
$4,618,491 and the total market value of the collateral held by the fund is $4,818,308.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $97,700,209.
Net unrealized depreciation on investments was $3,886,946 of which $3,015,068 related to appreciated investment securities and $6,902,014 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	93,813,263	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	93,813,263	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Fund
June 30, 2008 (Unaudited)

Common Stocks--100.9%	Shares	Value ($)

Consumer Discretionary--14.8%
Abercrombie & Fitch, Cl. A	230,000 a	14,416,400
American Eagle Outfitters	1,050,000	14,311,500
Darden Restaurants	120,000	3,832,800
Denny's	4,080,900 a,b	11,589,756
News, Cl. A	1,040,000	15,641,600
PetSmart	740,000 a	14,763,000
Staples	790,000	18,762,500
Starbucks	950,000 a,b	14,953,000
		108,270,556
Consumer Staples--6.1%
CVS Caremark	400,000	15,828,000
Estee Lauder, Cl. A	178,000 a	8,268,100
Procter & Gamble	335,000	20,371,350
		44,467,450
Energy--14.5%
Chevron	80,000	7,930,400
ConocoPhillips	165,000	15,574,350
Nabors Industries	520,000 a,b	25,599,600
Noble	400,000	25,984,000
Transocean	40,000 b	6,095,600
XTO Energy	370,000	25,348,700
		106,532,650
Financial--8.3%
Aflac	155,000	9,734,000
Assured Guaranty	525,000 a	9,444,750
JPMorgan Chase & Co.	350,000	12,008,500
Moody's	250,000 a	8,610,000
People's United Financial	350,000 a	5,460,000
T. Rowe Price Group	274,000 a	15,472,780
		60,730,030
Health Care--13.1%
Cell Genesys	1,500,000 a,b	3,900,000
Cephalon	290,000 a,b	19,340,100
Genzyme	310,000 b	22,326,200
Gilead Sciences	420,000 a,b	22,239,000
GTx	429,781 a,b	6,167,357
McKesson	315,000	17,611,650
Regeneron Pharmaceuticals	300,000 a,b	4,332,000
		95,916,307
Industrial--4.7%
General Electric	600,000	16,014,000
United Technologies	300,000	18,510,000
		34,524,000
Information Technology--20.6%
Accenture, Cl. A	100,000	4,072,000
Apple	93,000 b	15,571,920
Applied Materials	1,120,000	21,380,800
ASML Holding (NY Shares)	550,000	13,420,000
Cisco Systems	600,000 b	13,956,000
EMC	1,100,000 b	16,159,000
Intel	850,000	18,258,000
Microsoft	605,000	16,643,550
Nortel Networks	3,096 b	25,449

NVIDIA	400,000 a,b	7,488,000
Oracle	1,130,000 a,b	23,730,000
		150,704,719
Internet--5.0%
eBay	710,000 b	19,404,300
Google, Cl. A	33,000 b	17,371,860
		36,776,160
Materials--4.1%
Allegheny Technologies	265,000 a	15,709,200
Monsanto	60,000	7,586,400
Potash of Saskatchewan	28,000	6,399,960
		29,695,560
Telecommunication Services--2.5%
AT & T	550,000	18,529,500
Utilities--7.2%
AES	920,000 b	17,673,200
Entergy	170,000	20,481,600
Mirant	370,000 a,b	14,485,500
		52,640,300
Total Common Stocks
(cost $741,086,900)		738,787,232

	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)

U.S. Treasury Bills;
1.77%, 9/25/08
(cost $1,991,543)	2,000,000	1,991,806

Investment of Cash Collateral for
Securities Loaned--12.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $88,140,087)	88,140,087 [c]	88,140,087

Total Investments (cost $831,218,530)	113.2%	828,919,125
Liabilities, Less Cash and Receivables	(13.2%)	(96,532,882)
Net Assets	100.0%	732,386,243

a	All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund's securities on loan is
$84,100,082 and the total market value of the collateral held by the fund is $88,140,087.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $831,218,530.
Net unrealized depreciation on investments was $2,235,770 of which $79,148,803 related to appreciated investment securities and $81,384,573 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
June 30, 2008 (Unaudited)

Common Stocks--.5%	Shares	Value ($)

Hershey
Total Securities Sold Short (proceeds $3,767,775)	113,000	(3,704,140)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Securities Sold Short ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	826,927,319	(3,704,140)	0

Level 2 - Other Significant Observable Inputs	1,991,806	0	0

Level 3 - Significant Unobservable Inputs	0	0	0

Total	828,919,125	(3,704,140)	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Opportunities Fund
June 30, 2008 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Consumer Discretionary--10.4%
Abercrombie & Fitch, Cl. A	82,000 a	5,139,760
American Eagle Outfitters	250,500	3,414,315
Best Buy	61,500 a	2,435,400
Burger King Holdings	255,500	6,844,845
Coach	175,000 b	5,054,000
PetSmart	120,000 a	2,394,000
Tiffany & Co.	125,000 a	5,093,750
		30,376,070
Consumer Staples--1.8%
Estee Lauder, Cl. A	115,000 a	5,341,750

Energy--18.1%
Alpha Natural Resources	110,000 a,b	11,471,900
Consol Energy	80,000	8,989,600
ENSCO International	75,000 a	6,055,500
Mariner Energy	150,000 a,b	5,545,500
Superior Energy Services	159,000 b	8,767,260
Williams	120,000	4,837,200
XTO Energy	100,000	6,851,000
		52,517,960
Financial--8.3%
Affiliated Managers Group	45,000 a,b	4,052,700
Cullen/Frost Bankers	105,000	5,234,250
Eaton Vance	150,000 a	5,964,000
Hudson City Bancorp	350,000 a	5,838,000
People's United Financial	200,000	3,120,000
		24,208,950
Health Care--10.7%
Celgene	100,000 b	6,387,000
Cephalon	82,000 a,b	5,468,580
Gilead Sciences	110,000 b	5,824,500
Hologic	260,000 a,b	5,668,000
Mindray Medical International, ADR	100,000	3,732,000
Vertex Pharmaceuticals	123,500 a,b	4,133,545
		31,213,625
Industrial--17.5%
C.H. Robinson Worldwide	102,500	5,621,100
Continental Airlines, Cl. B	184,000 a,b	1,860,240
Evergreen Solar	300,000 a,b	2,907,000
Fastenal	140,000 a	6,042,400
Goodrich	75,000	3,559,500
Harsco	117,500	6,393,175
Jacobs Engineering Group	100,000 b	8,070,000
Landstar System	100,000	5,522,000
Manitowoc	200,000 a	6,506,000
W.W. Grainger	55,000	4,499,000
		50,980,415
Information Technology--18.0%
Amdocs	141,000 b	4,148,220
Citrix Systems	130,000 b	3,823,300
FactSet Research Systems	100,000 a	5,636,000
Harris	124,500	6,286,005

Ingram Micro, Cl. A	343,000 b	6,088,250
Nice Systems, ADR	110,000 b	3,252,700
Satyam Computer Services, ADR	218,000 a	5,345,360
Shanda Interactive Entertainment,
ADR	160,000 b	4,344,000
Teradyne	350,000 b	3,874,500
Western Digital	281,000 b	9,702,930
		52,501,265
Materials--7.7%
Airgas	128,000	7,473,920
Carpenter Technology	80,000	3,492,000
FMC	150,000	11,616,000
		22,581,920
Telecommunication Services--1.2%
Citizens Communications	307,000 a	3,481,380

Utilities--3.7%
AES	220,000 b	4,226,200
Questar	92,000	6,535,680
		10,761,880
Total Common Stocks
(cost $237,318,197)		283,965,215
	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)

U.S. Treasury Bills
1.63%, 8/7/08
(cost $1,497,487)	1,500,000	1,497,392

Other Investment--2.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,193,000)	8,193,000 [c]	8,193,000

Investment of Cash Collateral for
Securities Loaned--25.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $72,726,532)	72,726,532 [c]	72,726,532

Total Investments (cost $319,735,216)	125.7%	366,382,139
Liabilities, Less Cash and Receivables	(25.7%)	(74,913,338)
Net Assets	100.0%	291,468,801

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund's securities on loan is
$69,778,006 and the total market value of the collateral held by the fund is $72,726,532.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $319,735,216.
Net unrealized appreciation on investments was $46,646,923 of which $69,653,869 related to appreciated investment securities and $23,006,946 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	364,884,747	0

Level 2 - Other Significant Observable Inputs	1,497,392	0

Level 3 - Significant Unobservable Inputs	0	0

Total	366,382,139	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)